SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Accrued warranty

	2020	2019
Warranty reserve, at the beginning of the year	$1,491	$116
Additions to warranty reserve	346	2,352
Claims fulfilled	(284)	(977)
Warranty reserve, at the end of the year	$1,553	$1,491

Schedule of estimated useful lives of the assets

Asset Classification	Useful Life
Equipment	2-12 years
Furniture and fixtures	3-5 years
Computer equipment	3 years
Tooling	3 years
Software	2-3 years
Leasehold improvements	Shorter of asset’s useful life or remaining life of the lease

Asset Classification	Useful Life
Equipment	3‑5 years
Furniture and fixtures	3 years
Computer equipment	3 years
Tooling	3 years
Software	3 years
Leasehold improvements	Shorter of asset’s useful life or remaining life of the lease